Expense Example {- Strategic Advisers® Short Duration Fund} - 05.31 Strategic Advisers Short Duration Fund PRO-11 - Strategic Advisers® Short Duration Fund - Strategic Advisers Short Duration Fund-Default
Jul. 30, 2021 USD ($)
Expense Example:
1 year	$ 29
3 years	109
5 years	236
10 years	$ 607